Organization and Principal Activities - Schedule of Company’s Subsidiaries Details (Details)	12 Months Ended
Dec. 31, 2025
Zynergy Holding Co., Limited (“Zynergy BVI”) [Member]
Schedule of Company's Subsidiaries [Line Items]
Jurisdiction of formation	A BVI company
Date of incorporation	Dec. 27, 2023
Direct/indirect economic ownership %	100.00%
Principal activity	Holding company
Etoiles Consultancy [Member]
Schedule of Company's Subsidiaries [Line Items]
Jurisdiction of formation	A Hong Kong company
Date of incorporation	Oct. 09, 2013
Direct/indirect economic ownership %	100.00%
Principal activity	Integrated investor relations service
Etoiles Financial [Member]
Schedule of Company's Subsidiaries [Line Items]
Jurisdiction of formation	A Hong Kong company
Date of incorporation	Nov. 16, 2023
Direct/indirect economic ownership %	100.00%
Principal activity	Inactive
Etoiles Original Limited [Member]
Schedule of Company's Subsidiaries [Line Items]
Jurisdiction of formation	A BVI company
Date of incorporation	Oct. 08, 2025
Direct/indirect economic ownership %	100.00%
Principal activity	Inactive
Etoiles Vision Technology (Shenzhen) Limited [Member]
Schedule of Company's Subsidiaries [Line Items]
Jurisdiction of formation	A People’s Republic of China company
Date of incorporation	Dec. 19, 2025
Direct/indirect economic ownership %	100.00%
Principal activity	Integrated investor relations service